Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax [Line Items]
Deferred tax asset attributable to net operating loss carryforwards	$ (3,937,736,000)	$ (2,232,359,000)
Deferred tax assets attributable to tax credit carryforwards	17,562,000	36,656,000
Net operating loss carryforwards with expiration	56,400,000
Net operating loss carryforwards without expiration	3,900,000,000
Alternative minimum tax credit carryforwards	8,900,000
Foreign tax credit carryforward	17,200,000
Research and development credit carryforward	2,600,000
Valuation allowance amount	(3,415,491,000)	(2,861,011,000)
Gross unrecognized tax benefits	36,167,000	40,248,000	$ 67,135,000
Unrecognized tax benefits that would impact effective tax rate	27,900,000	29,600,000
Reserves for interest and penalties	3,100,000	5,000,000
Increase in prior period tax position	1,500,000
Increase related to current tax position	2,300,000
Decrease due to the settlement of an audit	800,000
Decrease due to the expiration of statute of limitations for assessment of taxes	$ 7,034,000	30,018,000
Research and Development Tax Credit Carryforward [Member]
Income Tax [Line Items]
Net operating loss carryforward expiry Date	2036
Future Benefit [Member]
Income Tax [Line Items]
Deferred tax assets attributable to tax credit carryforwards	$ 28,700,000	$ 46,300,000
Intelsat Luxembourg [Member]
Income Tax [Line Items]
Enacted tax rate	29.22%
Minimum [Member]
Income Tax [Line Items]
Net operating loss carryforward expiry Date	2021
Maximum [Member]
Income Tax [Line Items]
Net operating loss carryforward expiry Date	2036